INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquired intangible assets, net
Gross carrying amount	$ 13,582	$ 13,868
Accumulated amortization	(8,956)	(7,216)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	3,604	5,630
Total amortization expenses	1,897	2,148	$ 2,082
Expected amortization expenses
2024	788
2025	665
2026	665
2027	665
2028	611
Impairment charges, intangible assets	0	0	$ 0
Technology platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Non-compete agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Net carrying amount	0	0
Customer base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Net carrying amount	0	0
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	2,823	2,906
Accumulated amortization	(2,823)	(2,372)
Accumulated impairment loss	0	0
Net carrying amount	0	534
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	6,654	6,849
Accumulated amortization	(3,382)	(2,797)
Accumulated impairment loss	0	0
Net carrying amount	3,272	4,052
In-progress orders
Acquired intangible assets, net
Intangible assets subject to amortization	186	192
Accumulated amortization	(186)	(192)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Accumulated impairment loss	0	0
Net carrying amount	0	0
Software
Acquired intangible assets, net
Intangible assets subject to amortization	74	76
Accumulated amortization	(66)	(42)
Accumulated impairment loss	0	0
Net carrying amount	8	34
Internal use software
Acquired intangible assets, net
Intangible assets subject to amortization	2,474	2,474
Accumulated amortization	(2,360)	(1,674)
Accumulated impairment loss	0	0
Net carrying amount	114	800
Trademark/domain name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated amortization	0	0
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210